SUPPLEMENTAL FINANCIAL INFORMATION (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Research and Development
Research and development expense		$ 92.6	$ 98.2	$ 93.4
Cash paid for interest and income taxes
Interest		74.3	54.9	57.7
Income taxes, net of refunds		155.0	153.5	125.6
Foreign Currency Effects
Foreign currency transaction gains and losses		9.7	13.4	4.1
Deferred Revenue
Total deferred revenue		12.9	11.8
Revenue recognized during the period		10.8	12.2
Other current liabilities
Deferred Revenue
Total deferred revenue		12.6	11.5
Long-term retirement benefits and other liabilities
Deferred Revenue
Total deferred revenue		$ 0.3	0.3
PragmatIC
Equity Method Investment
Interest of equity method investment		22.90%
Carrying value of equity method investment		$ 8.8	6.7
Addition to equity method investment	$ 4.0
Total software
Capitalized software costs
Software amortization expense from continuing operations		20.8	20.2	$ 29.3
Total software | Other assets
Capitalized software costs
Cost		487.2	452.4
Accumulated amortization		(334.4)	(316.9)
Software, net		$ 152.8	$ 135.5